Derivative Liability (FY) (Details)				4 Months Ended		12 Months Ended
	Jan. 08, 2019 shares	Dec. 12, 2018 USD ($) $ / shares shares	Oct. 18, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019
Derivative Liability [Line Items]
Issued (in shares) | shares	25,641	1,400,000	2,846,356	1,400,000
Class of Warrant or Rights, Granted (in Shares) | shares		700,000		700,000		1,040,554	0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 3.90		$ 3.90
Proceeds from Issuance or Sale of Equity (in Dollars) | $		$ 2,779,840		$ 2,607,099	$ 0	$ 0	$ 0
Share Price (in Dollars per share)		$ 1.95		$ 11.18
Minimum [Member]
Derivative Liability [Line Items]
Share Price (in Dollars per share)				6.76		$ 0.35	$ 0.51
Maximum [Member]
Derivative Liability [Line Items]
Share Price (in Dollars per share)				$ 11.18		$ 1.11	$ 1.97
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative Liability [Line Items]
Derivative Liability, Measurement Input				198.1
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative Liability [Line Items]
Derivative Liability, Measurement Input				2.078
Event Probability [Member] | Minimum [Member]
Derivative Liability [Line Items]
Derivative Liability, Measurement Input				0.85
Event Probability [Member] | Maximum [Member]
Derivative Liability [Line Items]
Derivative Liability, Measurement Input				0.95
Event Probability [Member] | Forecast [Member]
Derivative Liability [Line Items]
Derivative Liability, Measurement Input								0.50
Option to Force Early Exercise [Member]
Derivative Liability [Line Items]
Derivative Liability, Measurement Input								0